Earnings Per Share - Additional Information (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
	Oct. 01, 2021	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Disclosure of contingent liabilities [line items]
Shareholders stock split	five-for-one
Model AA Class Shares		¥ 0	¥ 23	¥ 12,569